Capital Requirements (Details) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
The actual and required capital amounts and ratios for the Company and the Bank
Total capital (to risk-weighted assets), Actual Amount	$ 222,873	$ 210,726
Total capital (to risk-weighted assets), Actual Ratio (in percent)	0.1385	0.1479
Total capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 169,025	$ 149,640
Total capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	0.1050	0.1050
Total capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 0	$ 0
Tier I capital (to risk-weighted assets), Actual Amount	$ 201,595	$ 193,663
Tier I capital (to risk-weighted assets), Actual, Ratio (in percent)	0.1252	0.1359
Tier I capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 136,830	$ 121,137
Tier I capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	0.0850	0.0850
Tier I capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 0	$ 0
Common Equity Tier I Capital (to risk-weighted assets), Actual Amount	$ 159,125	$ 145,663
Common Equity Tier I Capital (to risk-weighted assets), Actual Ratio (in percent)	0.0989	0.1022
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 112,684	$ 99,760
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	7.00%	7.00%
Common Equity Tier I Capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 0	$ 0
Tier I Leverage Ratio (to adjusted average assets), Actual Amount	$ 201,595	$ 193,663
Tier I Leverage Ratio (to adjusted average assets), Actual Ratio (in percent)	0.1076	0.1101
Tier I Leverage Ratio (to adjusted average assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 74,936	$ 70,342
Tier I Leverage Ratio (to adjusted average assets) Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	0.0400	0.0400
Tier I Leverage Ratio (to adjusted average assets), Required to be Considered Well-Capitalized, Amount	$ 0	$ 0
Bank
The actual and required capital amounts and ratios for the Company and the Bank
Total capital (to risk-weighted assets), Actual Amount	$ 221,066	$ 210,148
Total capital (to risk-weighted assets), Actual Ratio (in percent)	0.1378	0.1478
Total capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 168,431	$ 149,339
Total capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	0.1050	0.1050
Total capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 160,410	$ 142,228
Total capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Ratio (in percent)	0.1000	0.1000
Tier I capital (to risk-weighted assets), Actual Amount	$ 205,318	$ 193,085
Tier I capital (to risk-weighted assets), Actual, Ratio (in percent)	0.1280	0.1358
Tier I capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 136,349	$ 120,894
Tier I capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	0.0850	0.0850
Tier I capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 128,328	$ 113,782
Tier I capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Ratio (as a percent)	0.0800	0.0800
Common Equity Tier I Capital (to risk-weighted assets), Actual Amount	$ 205,318	$ 193,085
Common Equity Tier I Capital (to risk-weighted assets), Actual Ratio (in percent)	0.1280	0.1358
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 112,287	$ 99,559
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	7.00%	7.00%
Common Equity Tier I Capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 104,267	$ 92,448
Common Equity Tier I Capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Ratio (as a percent)	6.50%	6.50%
Tier I Leverage Ratio (to adjusted average assets), Actual Amount	$ 205,318	$ 193,085
Tier I Leverage Ratio (to adjusted average assets), Actual Ratio (in percent)	0.1085	0.1104
Tier I Leverage Ratio (to adjusted average assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 75,678	$ 69,959
Tier I Leverage Ratio (to adjusted average assets) Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	0.0400	0.0400
Tier I Leverage Ratio (to adjusted average assets), Required to be Considered Well-Capitalized, Amount	$ 94,598	$ 87,449
Tier I Leverage Ratio (to adjusted average assets), Required to be Considered Well-Capitalized, Ratio (in percent)	0.0500	0.0500